Other Disclosures - Contingent liabilities (Details) - Aditech - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2017
Contingent liabilities
Obligation payable		$ 25
Addendum
Contingent liabilities
Percentage due of non refundable fee		2.00%
Obligation payable		$ 25
Contingent liability paid	$ 25
Exclusive license
Contingent liabilities
Percentage Royalty Due Contingent Liability		2.00%
Co-exclusive license
Contingent liabilities
Percentage Royalty Due Contingent Liability		20.00%
Co-exclusive rights to develop
Contingent liabilities
Percentage Royalty Due Contingent Liability		2.00%